Other administrative expenses - Remuneration to auditors (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Auditor's remuneration [abstract]
Audit fees	kr (10)	kr (10)	kr (10)
Audit related fees	0	0	0
Tax related fees	0	0	0
Other fees	(3)	(3)	(3)
Total	kr (13)	kr (13)	kr (13)